Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	September 30, 2021	December 31, 2020
	€m	€m
Cash and cash equivalents	211.2	393.1
Restricted cash	0.4	0.1
Cash and cash equivalents	211.6	393.2
Bank overdraft	—	(10.7)
Cash and cash equivalents per Statement of Cash Flows	211.6	382.5